BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - PROPERTY, PLANT, EQUIPMENT (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Property, plant and equipment - cost	$ 19,873	$ 18,469
Accumulated depreciation	9,570	9,233
Property, plant and equipment-net	10,303	9,236
Land
Property, Plant and Equipment
Property, plant and equipment - cost	226	229
Buildings and improvements
Property, Plant and Equipment
Property, plant and equipment - cost	5,143	4,647
Machinery and Equipment
Property, Plant and Equipment
Property, plant and equipment - cost	$ 14,504	$ 13,593